CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 87,408	$ 70,133
Restricted cash - Current	374	1,313
Restricted cash - Long-Term	14	12
Cash, cash equivalents and restricted cash	$ 87,796	$ 71,458